Share capital and reserves - Ordinary Shares Narrative (Details) € / shares in Units, $ / shares in Units, € in Millions										1 Months Ended	12 Months Ended
	Jun. 14, 2018 USD ($) shares $ / shares	Jan. 02, 2018 shares	Sep. 11, 2017 EUR (€) shares	Sep. 11, 2017 USD ($) $ / shares shares	Jun. 19, 2017 shares $ / shares	Jun. 12, 2017 EUR (€) shares	Jun. 12, 2017 USD ($) $ / shares shares	Jun. 16, 2016 USD ($) shares	Dec. 07, 2015 USD ($)	Jun. 30, 2017 shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Sep. 11, 2017 EUR (€)	Jun. 12, 2017 € / shares	Jun. 09, 2017	Jul. 31, 2016 $ / shares
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | (per share)							$ 10.75								€ 9.60
Share price discount																25.00%
Payments to acquire or redeem entity's shares						€ 93.9	$ 105,100,000				€ 0.0	€ 177.6	€ 0.0
Listing and share transaction costs | €											€ 13.8	€ 13.8	€ 13.3
Restricted Shares
Disclosure of classes of share capital [line items]
Number of shares vested											294,810
Non-Executive Director | Restricted Shares
Disclosure of classes of share capital [line items]
Shares issued in the period (in shares)										46,296
Share price (in dollars per share) | $ / shares	$ 17.94				$ 14.38												$ 8.98
Exercise price (in dollars per share) | $	$ 18.07							$ 8.98	$ 11.50
Number of shares vested	53,498				55,680			34,780			9,375
Shares paid for tax withholding for share based compensation	12,312				9,384			11,568			(2,400,000.0)
Secondary Public Offering By Selling Shareholders
Disclosure of classes of share capital [line items]
Number of shares sold			33,333,334	33,333,334
Sale of stock, price per share (in dollars per share) | $ / shares				$ 14.16
Secondary Public Offering By Selling Shareholders Sold To Public
Disclosure of classes of share capital [line items]
Number of shares sold			26,269,691	26,269,691
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued in the period (in shares)											8,900,000	(16,800,000)
Share dividend issued (in shares)		8,705,890										8,705,890
Number of shares outstanding											174,229,051	165,300,000	182,100,000
Shares repurchased and canceled						9,779,729	9,779,729
Ordinary shares | Secondary Public Offering By Selling Shareholders
Disclosure of classes of share capital [line items]
Shares repurchased and canceled			7,063,643	7,063,643
Payments to acquire or redeem entity's shares			€ 83.2	$ 100,000,000
Listing and share transaction costs | €														€ 0.5